Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000015666
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Micro Cap Portfolio, Institutional Class Shares
Without Sales Load [Member] | C000015666
Average Annual Return [Line Items]
Average Annual Return, Percent		13.83%	11.52%	9.26%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell Microcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap Index (USD)
Average Annual Return, Percent		27.22%	12.68%	9.23%
Russell Microcap Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell Microcap Growth Index (USD) (TR)
Average Annual Return, Percent		35.58%	9.33%	8.02%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.